UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)				January 31, 2005

COMMON STOCKS AND WARRANTS 94.72%			Shares	Value

Agriculture 0.40%
Monsanto Co.			5,000	$270,650

Aircraft & Defense 3.71%
Armor Holdings, Inc.			10,000	439,700	*
Rockwell International Corp.			25,000	1,416,250
United Industrial Corp.			20,000	676,200
				2,532,150

Building Materials 0.64%
Florida Rock Industries, Inc.			7,000	437,150

Casino Hotels 1.80%
Boyd Gaming Corp.			15,000	597,000
Harrah's Entertainment, Inc.			10,000	632,400
				1,229,400

Chemicals 2.67%
Lyondell Chemical Co.			20,000	588,400
NOVA Chemicals Corp.			8,000	361,200
Potash Corporation of Saskatchewan, Inc.			5,000	404,000
Westlake Chemical Corp.			15,000	471,000
				1,824,600

Communications 1.66%
Anixter International, Inc.			15,000	501,450
Comverse Technology, Inc.			15,000	335,250	*
Digi International, Inc.			20,000	297,800	*
				1,134,500

Computer Services 1.58%
FactSet Research Systems, Inc.			15,000	801,000
SRA International, Inc., Class A			5,000	277,650	*
				1,078,650

Computer Software & Hardware 5.61%
Apple Computer, Inc.			5,000	384,500	*
Catapult Communications Corp.			15,000	334,500	*
CES Software plc			300,000	1,099,139	*
Kronos, Inc.			20,000	1,075,400	*
NetIQ Corp.			45,000	529,200	*
Openwave Systems, Inc.			30,000	408,600	*
				3,831,339

Construction 0.92%
Hovnanian Enterprises, Inc., Class A			5,000	261,200	*
M.D.C. Holdings, Inc.			5,000	364,000
				625,200

Consulting Services 2.62%
Charles River Associates, Inc.			10,000	434,600	*
Navigant Consulting, Inc.			30,000	717,900	*
The Corporate Executive Board Co.			10,000	639,000
				1,791,500

Distribution/Wholesale 0.48%
Central European Distribution Corp.			10,000	328,500	*

Diversified Operations 1.03%
Walter Industries, Inc.			20,000	700,400

Electronics & Components 1.40%
AMETEK, Inc.			15,000	573,000
QLogic Corp.			10,000	382,800	*
				955,800

Energy 0.51%
AGL Resources, Inc.			10,000	346,500

Financial Services 2.83%
First Cash Financial Services, Inc.			15,000	388,800	*
Independent Bank Corp.			10,000	307,700
Popular, Inc.			15,000	400,200
PrivateBancorp, Inc.			10,000	327,000
The Bear Stearns Companies, Inc.			5,000	505,300
				1,929,000

Food Products 2.08%
Ralcorp Holdings, Inc.			15,000	660,000
United Natural Foods, Inc.			24,000	758,640	*
				1,418,640

Gaming 0.40%
Dover Downs Gaming & Entertainment, Inc.			20,000	274,000

Healthcare Products, Equipment & Services 6.67%
AMERIGROUP Corp.			20,000	822,200	*
Biosite, Inc.			10,000	580,000	*
Centene Corp.			30,000	1,006,500	*
Chattem, Inc.			10,000	360,700	*
Cytyc Corp.			20,000	501,000	*
DENTSPLY International, Inc.			5,000	280,350
Waters Corp.			6,000	294,480	*
WellCare Health Plans, Inc.			20,000	704,000	*
				4,549,230

Holding Company 0.67%
DHB Industries, Inc.			30,000	455,700	*

Internet System 4.02%
Audible, Inc.			20,000	557,400	*
Internet Security Systems, Inc.			20,000	447,000	*
SafeNet, Inc.			10,000	339,400	*
Shanda Interactive Entertainment Ltd, ADR			10,000	328,000	*
Websense, Inc.			20,000	1,074,000	*
				2,745,800

Investment Companies 0.53%
Affiliated Managers Group, Inc.			5,000	317,050	*
Endeavour Mining Capital Corp.			15,600	41,970
				359,020

Investment Trusts 1.49%
Innkeepers USA Trust			50,000	675,000
PrimeWest Energy Trust			15,000	341,400
				1,016,400

Manufacturing 9.59%
Ceradyne, Inc.			37,500	1,264,875	*
CLARCOR, Inc.			10,000	544,700
Eaton Corp.			15,000	1,019,850
Hexcel Corp.			20,000	294,600	*
IDEX Corp.			22,500	867,375
ITT Industries, Inc.			5,000	426,450
Lincoln Electric Holdings, Inc.			15,000	482,250
Precision Castparts Corp.			5,000	351,500
Textron, Inc.			18,000	1,295,640
				6,547,240

Medical Products 5.00%
ArthroCare Corp.			15,000	446,250	*
Bone Care International, Inc.			15,000	424,500	*
Covance, Inc.			25,000	1,062,500	*
Syneron Medical Ltd.			15,000	467,850	*
Ventana Medical Systems, Inc.			15,000	1,009,200	*
				3,410,300

Metal & Mineral Mining 1.70%
Commercial Metals Co.			20,000	578,000
Northern Orion Resources, Inc.			150,000	455,665	*
Wheaton River Minerals Ltd., Warrants (August 2008)			100,000	125,227	*
				1,158,892

Oil & Gas Drilling 0.47%
Noble Corp.			6,000	320,100	*

Oil & Gas Extraction & Services 11.25%
Airgas, Inc.			30,000	705,600
Cal Dive International, Inc.			10,000	437,000	*
Cimarex Energy Co.			10,000	362,500	*
Energen Corp.			10,000	586,400
EOG Resources, Inc.			10,000	742,500
Oil States International, Inc.			45,000	857,250	*
PetroKazakhstan, Inc., Class A			10,000	359,900
Southwestern Energy Co.			25,000	1,282,500	*
Superior Energy Services, Inc.			40,000	636,800	*
Unit Corp.			20,000	730,800	*
Valero Energy Corp.			10,000	520,300
Varco Energy Corp.			15,000	459,150	*
				7,680,700

Oil & Gas Field Machinery 1.10%
Hydril			15,000	750,000	*

Pharmaceuticals 0.62%
United Therapeutics Corp.			10,000	426,700	*

Restaurants 4.58%
Domino's Pizza, Inc.			30,000	500,400
Sonic Corp.			40,000	1,273,600	*
Starbucks Corp.			25,000	1,350,000	*
				3,124,000

Retail 5.92%
American Eagle Outfitters, Inc.			35,000	1,778,000
Build-A-Bear-Workshop, Inc.			10,000	311,400	*
Coldwater Creek, Inc.			15,000	409,200	*
Deckers Outdoor Corp.			10,000	387,700	*
MarineMax, Inc.			10,000	314,600	*
Urban Outfitters, Inc.			20,000	841,400	*
				4,042,300

Semiconductors 1.58%
Cree, Inc.			45,000	1,081,350	*

Services-Diversified & Commercial 1.50%
Bright Horizons Family Solutions, Inc.			5,000	293,000	*
Coinstar, Inc.			15,000	375,000	*
The Brink's Co.			10,000	354,100
				1,022,100

Specialty Technology 0.89%
Cogent, Inc.			20,000	606,000	*

Steel Manufacturing 1.79%
Nucor Corp.			15,000	842,400
Steel Dynamics, Inc.			10,000	378,000
				1,220,400

Storage 0.50%
Mobile Mini, Inc.			10,000	342,100	*

Transportation 4.51%
Burlington Northern Santa Fe Corp.			10,000	481,800
EGL, Inc.			10,000	302,300	*
Forward Air Corp.			15,000	639,225	*
Kirby Corp.			5,000	220,200	*
Knight Transportation, Inc.			30,000	738,000
Landstar System, Inc.			20,000	695,600	*
				3,077,125

Total Common Stocks and Warrants				64,643,436
(cost $54,724,674)

			Principal
REPURCHASE AGREEMENT 4.64%			Amount	Value

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
02/01/05, 2.42%, due 02/02/05, repurchase price $3,165,904, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $3,165,691)			$3,165,691	3,165,691

Total Investments 99.36%				67,809,127
(cost $57,890,365)
Other assets and liabilities, net 0.64%				434,309

NET ASSETS 100%				$68,243,436

See accompanying notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)				January 31, 2005

COMMON STOCKS 95.39%			Shares	Value

Aircraft & Defense 3.79%
Northrop Grumman Corp.			10,000	$518,800

Beverages 2.94%
The Coca-Cola Co.			9,700	402,453

Chemicals 2.03%
The Dow Chemical Co.			5,600	278,320

Computer Software & Hardware 10.16%
CACI International, Inc., Class A			5,500	286,825	*
Electronic Arts, Inc.			9,400	604,796	*
Microsoft Corp.			19,000	499,320
				1,390,941

Computers & Data Processing 2.23%
First Data Corp.			7,500	305,550

E-Commerce 1.79%
eBay, Inc.			3,000	244,500	*

Electronics & Components 5.61%
Intel Corp.			18,000	404,100
Texas Instruments, Inc.			15,700	364,397
				768,497

Energy 2.24%
FPL Group, Inc.			4,000	306,560

Financial Services 9.93%
American Express Co.			4,800	256,080
Citigroup, Inc.			7,500	367,875
Wells Fargo & Co.			12,000	735,600
				1,359,555

Healthcare 3.61%
Genzyme Corp.			2,800	162,988	*
Zimmer Holdings, Inc.			4,200	331,170	*
				494,158

Holding Company 5.14%
Berkshire Hathaway, Inc., Class B			235	703,616	*

Insurance 3.18%
AFLAC, Inc.			6,000	237,060
American International Group, Inc.			3,000	198,870
				435,930

Manufacturing 6.80%
General Electric Co.			5,000	180,650
The Procter & Gamble Co.			7,300	388,579
Tyco International Ltd.			10,000	361,400
				930,629

Media 2.35%
Comcast Corp., Class A			10,000	321,900	*

Metal Mining 4.33%
Apex Silver Mines Ltd.			20,000	323,200	*
Newmont Mining Corp.			6,500	270,335
				593,535

Oil & Gas Drilling 5.85%
Noble Corp.			7,500	400,125	*
Transocean, Inc.			9,100	400,400	*
				800,525

Oil & Gas Extraction & Services 10.51%
ChevronTexaco Corp.			4,000	217,600
ConocoPhillips			2,500	231,975
Nabors Industries, Inc.			5,000	252,000	*
PetroChina Co., Ltd.			8,300	465,630
Schlumberger Ltd.			4,000	272,160
				1,439,365

Pharmaceuticals 8.37%
Allergan, Inc.			3,000	227,850
Amylin Pharmaceuticals, Inc.			10,000	224,100	*
Novartis AG, ADR			6,700	320,796
Teva Pharmaceutical Industries Ltd., Sponsored ADR			13,000	373,490
				1,146,236

Printing & Publishing 3.24%
Washington Post Co., Class B			485	443,532

Utilities 1.29%
Exelon Corp.			4,000	177,000

Total Common Stocks				13,061,602
(cost $11,278,793)

UNITED STATES
GOVERNMENT	Discount	Maturity	Principal
OBLIGATION 2.37%	Rate	Date	Amount	Value

United States Treasury Strip 2.37%
U.S. Treasury Strip
(cost $309,289)	2.86%	11/15/28	$1,000,000	324,310

Total Securities				13,385,912

REPURCHASE AGREEMENT 1.24%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
02/01/05, 2.42%, due 02/02/05, repurchase price $170,110, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account			170,099	170,099
(cost $170,099)

Total Investments 99.00%				13,556,011
(cost $11,758,181)
Other assets and liabilities, net 1.00%				136,865

NET ASSETS 100%				$13,692,876

See accompanying notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)				January 31, 2005

COMMON STOCKS 84.02%			Shares	Value

Automobile 0.77%
Dogus Otomotiv Servis ve Ticaret a.s			1,212,206	$3,981,864	*

Chemicals 3.29%
BorsodChem Rt.			1,424,149	17,047,245

Communications 24.09%
Cesky Telecom a.s.			123,924	2,249,104
Cesky Telecom a.s., GDR			797,396	14,496,659
Mobile Telesystems, Sponsored ADR			1,048,770	37,734,744
Rostelecom, Sponsored ADR			85,153	920,504
Telekomunikacja Polska S.A.			597,373	3,744,623
Telekomunikacja Polska S.A., GDR			4,382,278	27,520,706
VimpelCom, Sponsored ADR			1,052,129	38,087,070	*
				124,753,410

Distribution/Wholesale 0.99%
Central European Distribution Corp.			156,321	5,135,145	*

Diversified Operations 1.88%
Haci Omer Sabanci Holding a.s.			2,303,317	9,715,372

Electric Services & Utilities 5.79%
Ceske Energticke Zavody			1,959,699	30,010,457

Financial Services 27.40%
Akbank T.A.S.			578,291	3,604,875
Bank Austria Creditanstalt			284,576	24,760,458
Bank Zachodni WBK S.A.			298,879	9,012,103
Hansabank Ltd.			787,761	10,294,110
Komercni Banka a.s.			95,135	14,258,994
Komercni Banka a.s., Sponsored GDR			177,634	8,792,883
OTP Bank Rt.			1,089,621	35,300,396
OTP Bank Rt., GDR			200,249	12,916,060
Powszechna Kasa Oszczednosci Bank Polski S.A.			1,180,874	10,059,522	*
Turkiye Garanti Bankasi a.s.			3,236,958	12,928,500	*
				141,927,901

Metal Mining 0.00%
Ashurst Technology Ltd., Units			93,470	0	*

Oil & Gas Extraction 18.38%
First Calgary Petroleums Ltd.			536,818	10,030,141	*
Novy Neft Ltd.			353,428	6,640,912	* +
Novy Neft II Ltd.			182,286	2,449,924	* +
Oao Gazprom, Sponsored ADR			297,193	10,401,755
Polski Koncern Naftowy Orlen S.A.			1,997,426	24,399,572
Rengaz Holdings Ltd.			599,999	8,027,987	*
Sibir Energy plc			257,755	832,689	*
Sibneft, Sponsored ADR			679,613	10,676,720	*
Surgutneftegaz, Sponsored ADR			581,083	21,732,504
				95,192,204

Printing & Publishing 1.43%
Hurriyet Gazetecilik ve Matbaacilik a.s.			2,861,771	7,392,107

Total Common Stocks				435,155,705
(cost $354,058,550)

PREFERRED STOCKS 2.81%

Communications 0.01%
Rostelecom, Preferred Stock			30,620	42,562

Oil & Gas Extraction 2.80%
Surgutneftegaz, Preferred Stock			6,929,631	3,970,679
Surgutneftegaz, Preferred Stock, Sponsored ADR			12,058	690,923
Transneft, Preferred Stock			10,494	9,864,360
				14,525,962

Total Preferred Stocks				14,568,524
(cost $11,549,018)

	Coupon	Maturity	Principal
CONVERTIBLE BOND 1.26%	Rate	Date	Amount	Value

Convertible Bond 1.26%
Citibank NA	2.875%	12/08/07	$6,400,000	6,511,891
(cost $6,521,795)

Total Securities				456,236,120

REPURCHASE AGREEMENT 12.11%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
02/01/05, 2.42%, due 02/02/05, repurchase price $62,718,782, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $62,714,566)			62,714,566	62,714,566

Total Investments 100.20%				518,950,686
(cost $434,843,929)
Other assets and liabilities, net (0.20)%				(1,052,928)

NET ASSETS 100%				$517,897,758

See accompanying notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) January 31, 2005

Legend
* Non-income producing security
+ Affiliated company (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt

Joint Tri-Party Repurchase Agreement

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account

The terms of the joint tri-party repurchase agreement and the securities held as collateral at January 31, 2005 were:

Credit Suisse First Boston repurchase agreement, 01/31/05, 2.42%, due 02/01/05:
Total principal amount: $66,050,356; Total repurchase value: $66,054,796
Collateral:
$50,655,000 U.S. Treasury Bond, 12.00%, 08/15/13
$16,123,000 U.S. Treasury Bond, 8.00%, 11/15/21
$37,790,000 U.S. Treasury Bond, 6.875%, 08/15/25
   (total collateral market value, including accrued interest, of $140,336,298)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the quarter ended January 31, 2005.

	Shares of Affiliated Companies
	October 31, 2004	Additions	Reductions	January 31, 2005
Eastern European Fund
Novy Neft Ltd.	388,378	-	(34,950)	353,428
Novy Neft II Ltd.	296,849	-	(114,563)	182,286

At January 31, 2005, the value of investments in affiliated companies was $9,090,836, representing 1.76% of net assets, and the total cost was $6,183,468. Net realized gains on transactions were $555,092, and there was no income earned for the period. In addition, the fund's sub-adviser rebated to the fund $8,763 related to fees received they had received from the above affiliates.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at January 31, 2005, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$57,890,365	$10,643,355	$(724,593)	$9,918,762
MegaTrends	11,758,181	1,920,171	(122,341)	1,797,830
Eastern European	434,843,929	87,760,130	(3,653,673)	84,106,457

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By:    /s/ Frank E. Holmes
  Frank E. Holmes
  President, Chief Executive Officer

Date:    April 01, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:      April 01, 2005

By:         /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:      April 01, 2005